Contractual Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Long Term Contractual Liabilities [Abstract]
Schedule of Contractual Liabilities
The following table presents the balance of contractual liabilities as of June 30, 2026:

	June 30, 2026
Short-term Contractual liabilities	Ps.	10,863,620
Long-term Contractual liabilities	244,524,393
Total Contractual liabilities	Ps.	255,388,013

Schedule of Contractual Long-Term liability Fair Values
The book value of each of the new contractual liabilities is presented below:

Contractual liability	Date of Agreement	Interest rate spread	Balances as of June 30, 2026
1st. Group	September 8, 2025	1.85%	Ps.	3,020,383
2nd. Group	October 17, 2025	1.85%	26,979,280
3rd. Group	November 14, 2025	1.85%	2,515,517
4th. Group	November 21, 2025	1.85%	37,799,001
5th. Group	December 16, 2025	1.80%	29,793,236
6th. Group	December 30, 2025	1.80%	91,902,792
7th. Group	February 6, 2026	1.80%	28,077,779
8th. Group	February 27, 2026	1.80%	10,959,811
9th. Group	March 31, 2026	1.80%	16,952,093
10th. Group	May 5, 2026	1.80%	3,671,982
	Subtotal		Ps.	251,671,874
	Net accrued interest		3,716,139
	Total		Ps.	255,388,013

Schedule of Roll-forward of Contractual Liabilities
The following table presents the roll-forward of contractual liabilities during the six-month period ended June 30, 2026:

	2026
At the beginning of the year	Ps.	193,033,065
Increase in contractual liabilities	58,638,810
Accrued interest	8,852,616
Interest paid	(5,136,478)
At the end of the period	Ps.	255,388,013

Schedule of Amortization of Long-Term Contractual Liabilities
The following table sets out the amortization of contractual liabilities as of June 30, 2026:

	2026		2027	2028	2029	2030	2031 and thereafter	Total
Amortization of Contractual Liabilities as of June 30, 2026	Ps.	3,716,139	21,442,444	31,509,319	34,630,050	38,052,787	126,037,274	Ps.	255,388,013